Fair Value Measurements (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Cash	$ 37,384	$ 8,307
Warrant liabilities	4,468	0
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	37,384	8,307
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Financial guarantee liability	1,141,262
Warrant liabilities	$ 279,500	$ 20,700